Net interest income (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income were related to:
Interest income		kr 4,108	kr 6,357	kr 5,366
Interest expenses
Interest expenses excl. resolution fee		(2,076)	(4,471)	(3,658)
Resolution fee		(86)	(169)	(266)
Total interest expenses	[1]	(2,162)	(4,640)	(3,924)
Net interest income		1,946	1,717	1,442
Financial liabilities at fair value through profit or loss
Interest expenses
Total interest expenses		725	1,158	685
Derivative used for hedge accounting, liabilities
Interest expenses
Total interest expenses		1,904	(286)	106
Financial liabilities at amortized cost
Interest expenses
Total interest expenses		(4,731)	(5,431)	(4,584)
Financial assets at fair value through profit or loss.
Interest income were related to:
Interest income		(1,070)	452	283
Interest expenses
Total interest expenses		(60)	(72)	(104)
Derivatives used for hedge accounting, assets
Interest income were related to:
Interest income		(396)	(303)	(261)
Financial assets at amortized cost
Interest income were related to:
Interest income		5,574	6,208	5,344
Interest expenses
Total interest expenses		0	(9)	(27)
Loans to credit institutions
Interest income were related to:
Interest income		236	546	1,498
Loans to the public
Interest income were related to:
Interest income		4,210	4,597	2,965
Loans in the form of interest-bearing securities
Interest income were related to:
Interest income		897	829	672
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income were related to:
Interest income		242	686	523
Derivatives
Interest income were related to:
Interest income		(1,708)	(538)	(501)
Administrative remuneration CIRR-system
Interest income were related to:
Interest income		197	194	157
Administrative remuneration for concessionary loans		1	2
Other assets
Interest income were related to:
Interest income		kr 34	kr 43	kr 52

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system. The comparative figures have been adjusted, see Note 1.